Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
8.	RELATED PARTY TRANSACTIONS

In the Business Combination, the members of Tempus received 3,642,084 shares of the Company’s common stock in exchange for all of the issued and outstanding membership interests of Tempus. The members have the right to receive up to an additional 6,300,000 shares of the Company’s common stock upon the achievement of certain financial milestones.

In connection with the formation of Tempus, the Company’s Chief Financial Officer, R. Lee Priest, Jr., loaned Tempus $500,000. Of this amount, $10,101 was allocated to the purchase of 1.0% of the membership interests of Tempus, and $489,899 took the form of a loan from an officer. The loan was unsecured and bears interest monthly at a rate of 5.0% per annum. Accrued interest totaled $0 and $9,654 as of March 31, 2016 and 2015, respectively.

On March 15, 2016, the Company purchased Tempus Jets, Inc. (“TJI”) from our CEO B. Scott Terry for non-cash consideration of $500,000, paid in the form of 242,131 shares of common stock of the Company. The purchase price was based on an independent valuation of similar operations and approved by the independent directors of the board. The number of shares issued to Mr. Terry was calculated based on the volume weighted average market price of the Company’s common stock for the previous 20 trading days.

TJI owns an operating certificate issued by the FAA in accordance with the requirements of Parts 119 and 135 of the FAR (the “Operating Certificate”). Prior to the Company’s purchase of TJI, TJI divested itself of substantially all of its assets other than the Operating Certificate, and settled or transferred all of its liabilities. As a result of the acquisition of TJI, the Company owns, and can operate under, the Operating Certificate. Under the Agreement, Mr. Terry and Jackson River Aviation, an affiliate of Mr. Terry’s, have indemnified the Company against liabilities that may arise from the acquisition. The transaction was approved by the independent directors of the Company after a review to determine that (a) the terms of the transaction were on an arm’s length basis; and (b) the transaction was effected by the issuance of Company securities to a person who is an owner of an asset in a business synergistic with the business of the Company, the transaction provided benefits to the Company in addition to the investment of funds and the transaction was not one in which the Company was issuing securities primarily for the purpose of raising capital or to an entity whose primary business was investing in securities.

Jackson River Aviation (“JRA”) is controlled by B. Scott Terry, the Company’s CEO and a member of the Company’s Board of Directors. JRA (through its subsidiary, TJI) prior to the acquisition of TJI by Tempus on March 15, 2016, provided FAR Part 135 aircraft charter services to the Company. As of March 31, 2016, the Company had a net outstanding receivable to JRA of $63,772. Total purchases by the Company from JRA for the three months ended March 31, 2015 (all prior to the March 15 acquisition date) were $5,591. Billings by the Company to JRA for the three months ended March 31, 2016 were $42,876.

TIH is controlled by John G. Gulbin III, a member of our Board of Directors. TIH owns certain aircraft used by Tempus to provide services to certain customers. (see Note 13 below). In addition, Tempus, through its wholly owned subsidiary Global Aviation Support, LLC, provides flight planning, fuel handling and travel services to TIH. Prior to the close of the Business Combination, TIH provided administrative support, including human resources, financial, legal, contracts and other general administrative services to Tempus. Subsequent to the Business Combination, any administrative relationship is limited to certain shared information technology and marketing expenses, which are incurred at cost. Total purchases by the Company from TIH for the three months ended March 31, 2016 were $333,490. Total billings from the Company to TIH for the three months ended March 31, 2016 were $70,588. The net outstanding payable from Tempus to TIH at March 31, 2016 was $469,984.

In 2015, the Company entered into an aircraft purchase agreement with Pilatus Business Aircraft, Ltd. for the purchase of a Pilatus PC-12 with certain special mission modifications for approximately $7.3 million. The Company entered into this agreement pursuant to a contract with a government law enforcement agency whereby Tempus would lease the aircraft to the agency. Tempus subsequently assigned the lease contract and the purchase obligation to Cowen Aviation Finance Holdings, Inc. (“CAF”) for no consideration and has entered into a services agreement with CAF whereby it will provide certain administrative, servicing and marketing services for this and other aircraft owned by CAF. CAF is owned by Cowen Group, Inc., (“Cowen”) whose CEO and Chairman, Peter Cohen, and board member, Joe Wright, are on our board of directors. For the three months ended March 31, 2016 Tempus billed $18,605 to CAF under the services agreement. Based on the assignment of the lease contract and purchase obligation to CAF, a $750,000 customer deposit received from the law enforcement agency customer and the $500,000 deposit Tempus paid to Pilatus was transferred to CAF. At March 31, 2016 and December 31, 2015, the net payable to CAF was $231,395 and $0, respectively.

All related party transactions are entered into and performed under commercial terms consistent with what might be expected from a third party service provider. Certain sales and marketing, and information technology functions of the Company are supported by TIH and are expensed to the Company on a time and materials basis.

8.	RELATED PARTY TRANSACTIONS

In the Business Combination, the members of Tempus received 3,642,084 shares of the Company’s common stock in exchange for all of the issued and outstanding membership interests of Tempus. The members have the right to receive up to an additional 6,300,000 shares of the Company’s common stock upon the achievement of certain financial milestones.

In connection with the formation of Tempus, the Company’s Chief Financial Officer, R. Lee Priest, Jr., loaned Tempus $500,000. Of this amount, $10,101 was allocated to the purchase of 1.0% of the membership interests of Tempus, and $489,899 took the form of a loan from an officer. The loan is unsecured and bears interest monthly at a rate of 5.0% per annum. Accrued interest totaled $17,381 as of August 31, 2015 at which time the loan and all accrued interest was repaid. Accrued interest totaled $1,074 as of December 31, 2014.

Jackson River Aviation (“JRA”) is controlled by Benjamin Scott Terry, the Company’s CEO and a member of the Company’s Board of Directors. JRA provides Federal Aviation Regulations (“FAR”) Part 135 aircraft charter services to the Company. As of December 31, 2015, the Company had a net outstanding payable to JRA of $7,958. Total purchases by the Company from JRA for the year ended December 31, 2015 were $335,795. Billings by the Company to JRA for the year ended December 31, 2015 were $25,706. As of December 31, 2014, the Company had a net outstanding payable to JRA for $30,101. Total purchases by the Company from JRA for the period from December 4, 2014 (date of inception) to December 31, 2014 were $30,101.

TIH is controlled by John G. Gulbin III, a member of our Board of Directors. TIH owns certain aircraft used by Tempus to provide services to certain customers. (see Note 7 above.) In addition, Tempus, through its wholly owned subsidiary Global Aviation Support, LLC, provides flight planning, fuel handling and travel services to TIH. Prior to the close of the Business Combination, TIH provided administrative support, including human resources, financial, legal, contracts and other general administrative services to Tempus. Subsequent to the Business Combination, any administrative relationship is limited to certain shared information technology and marketing expenses, which are incurred at cost. Total purchases by the Company from TIH for the year ended December 31, 2015 were $1,943,992. Total billings from the Company to TIH for the year ended December 31, 2015 were $776,025. The net outstanding payable from Tempus to TIH at December 31, 2015 was $295,561.

All related party transactions are entered into and performed under commercial terms consistent with what might be expected from a third party service provider. Certain sales and marketing, and information technology functions of the Company are supported by TIH and are expensed to the Company on a time and materials basis.